Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 51,366	¥ 22,696
Derivative liabilities Fair value	105,705	71,034
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	15,088	19,127
Derivative assets Fair value	79	41
Derivative liabilities Fair value	1,325	438
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	7,415	7,245
Derivative assets Fair value	57	24
Derivative liabilities Fair value	¥ 378	¥ 302